14. Treasury stock (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Treasury Stock Details Narrative
Shares repurchased	8,639	16,935	6,482
Consideration exchanged for shares repurchases	$ 33	$ 94	$ 49